Summary of Significant Accounting Policies - revenue (Details) ¥ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥) item	Sep. 30, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation of Revenue [Line Items]
Contract liabilities	¥ 811,226	¥ 360,072	¥ 485,087	¥ 301,774
Number of packages offered | item	2
Number of performance obligations per package | item	1
Package term	1 month
Forfeiture rate (as a percent)	0.00%
Revenue allocated to performance obligation	¥ 78,741	35,545
Revenue reduction for redemptions	2,741	1,952
Amount charged to selling and marketing expenses	50,066	¥ 107,480
Liabilities related to unredeemed points	¥ 193,390		178,666
Number of components not performance obligations | item	2
Vehicle sales
Disaggregation of Revenue [Line Items]
Contract liabilities	¥ 222,047		96,827
Energy and Service Packages
Disaggregation of Revenue [Line Items]
Contract liabilities	¥ 61,041		¥ 65,361
Maximum
Disaggregation of Revenue [Line Items]
Stand-alone fair value as a percentage of gross selling price	1.00%
Aggregate stand-alone fair value as a percentage of contract price	3.00%